March 14, 205

File 1-14766
File 1-5139
File 1-3103-2
File 1-672
* * * * * * *

ATTN: Filer Support
US Securities and Exchange Commission
Mail Stop O-7
6432 General Green Way
Alexandria, VA  22312-2413

Gentlemen:

        Filed electronically herewith is Form 10-K, annual report of Energy East Corporation, Central Maine Power Company, New York State Electric & Gas Corporation and Rochester Gas and Electric Corporation for the year ended December 31, 2004, filed pursuant to Section 13 of the Securities Exchange Act of 1934.

        Effective January 1, 2003, Energy East Corporation, Central Maine Power Company, New York State Electric & Gas Corporation and Rochester Gas and Electric Corporation adopted Statement of Financial Accounting Standards No. 143, Accounting for Asset Retirement Obligations. Effective July 1, 2003, Energy East Corporation and Rochester Gas and Electric Corporation adopted Statement of Financial Accounting Standards No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity. Effective December 31, 2003, Energy East Corporation changed its method of accounting for its capital trust subsidiary in accordance with Financial Accounting Standards Board Interpretation No. 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51.

Very truly yours,

James A. Hachey

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